Intangible Assets - Additional Information (Detail) kr in Millions	12 Months Ended
	Dec. 31, 2024 SEK (kr)	Dec. 31, 2023 SEK (kr)	Dec. 31, 2022 SEK (kr)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	kr 56,077	kr 52,944
Impairment charges of goodwill	(1,260)	(31,897)	kr 0
Intangible assets other than goodwill	kr 7,954	22,667
Discount rate used in current measurement of fair value less costs of disposal	113.00%
Percentage of decrease in long term Ebit	1.00%
By The End Of Two Thousand And Twenty Four [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of devices to be manufactured	3,900,000,000
By The End Of Two Thousand And Twenty Nine [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of devices to be manufactured	6,700,000,000
Forecast [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of decrease in long term Ebit	1.00%
iconectiv [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	kr 1,200	1,100
Vonage Holdings Corp [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment charges of goodwill	(900)	(31,900)	(15,300)
Recoverable amount cash generating unit	kr 17,000	kr 29,500
Percentage of goodwill and other intangible assets	50.00%
Research And Development Expenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Write down of capitalized development expenses	kr (400)
Impairment charges of goodwill	(1,200)
Selling And Administrative Expenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment charges of goodwill	(12,600)
Other Operating Expenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment charges of goodwill	kr (900)
2025-2029 and 2029 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of estimated increase in mobile video traffic	19.00%
Percentage of estimated increase in mobile data traffic	80.00%
Percentage fixed wireless access of estimated increase in mobile data traffic	35.00%
Percentage fixed wireless access of estimated increase in mobile traffic	27.00%
Subscription by 2029 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of connected devices are forecasted	50,000,000,000	30,000,000,000
Mobile Subscriptions [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of global mobile subscriptions	8,700,000,000
Mobile Subscriptions [member] | Subscription by 2029 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of global mobile subscriptions	9,400,000,000
Smart phone [member] | Subscription by 2029 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of global mobile subscriptions	8,100,000,000
5G subscriptions [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of global mobile subscriptions	2,300,000,000
5G subscriptions [member] | Subscription by 2029 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of global mobile subscriptions	5,600,000,000
Enterprise Private Network and Wireless WAN [Member] | 2022-2028 [member] | CAGR [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Compound Annual Growth Rate	20.00%
Enterprise Private Network and Wireless WAN [Member] | 2022-2028 [member] | CPaaS [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Compound Annual Growth Rate	10.00%
Capitalised development expenditure [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining amortisation period of intangible assets	3 years
Customer Relationships IPR and other Intangible Assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill	kr 8,000	kr 22,700
Customer Relationships IPR and other Intangible Assets [Member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining amortisation period of intangible assets	7 years
Customer Relationships IPR and other Intangible Assets [Member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining amortisation period of intangible assets	3 years
Networks [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	kr 29,600	kr 27,800
Write down of capitalized development expenses	kr (40)
Nominal annual growth rate	2.00%	2.00%
Internet of things [member] | Subscription by 2029 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of connected devices are forecasted	39,000,000,000
Cash Generating Unit [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		kr 300
Impairment charges of goodwill	kr (14,700)
Cash Generating Unit [Member] | 2022-2028 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Nominal annual growth rate	15.00%	15.00%
Enterprise Wireless Solutions [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	kr 9,900	kr 9,000
Write down of capitalized development expenses	kr (200)
Nominal annual growth rate	3.50%	3.50%
Vonage [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	kr 11,600	kr 11,100
Head room of CGU	1,600
Vonage [Member] | Customer Relationships IPR and other Intangible Assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill	3,400	16,100
Cloud Software and Services [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	kr 3,700	kr 3,500
Nominal annual growth rate	1.50%	1.50%
Enterprise [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	kr 22,700	kr 21,600
Write down of capitalized development expenses			kr (61)